ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2021
ACCUMULATED OTHER COMPREHENSIVE INCOME.
Schedule of accumulated other comprehensive income

RMB
Balance as of January 1, 2019	123,923
Foreign currency translation adjustments, net of tax of nil	39,273
Balance as of December 31, 2019	163,196
Foreign currency translation adjustments, net of tax of nil	(11,519)
Balance as of December 31, 2020	151,677
Foreign currency translation adjustments, net of tax of nil	(44,298)
Balance as of December 31, 2021	107,379
Balance as of December 31, 2021 (US$)	16,850